UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22293

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

U.S. Large-Cap Core Fund	September 30, 2013

T. Rowe Price U.S. Large-Cap Core Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 97.3%		
CONSUMER DISCRETIONARY 8.6%		
Hotels, Restaurants & Leisure 1.0%		
Las Vegas Sands	11,200	744
		744
Internet & Catalog Retail 1.5%		
Amazon.com (1)	3,300	1,032
		1,032
Media 3.4%		
Omnicom	10,930	693
Time Warner Cable, Class A	7,160	799
Twenty-First Century, Class A	25,600	858
		2,350
Specialty Retail 2.7%		
AutoZone (1)	1,670	706
Lowe's	24,660	1,174
		1,880
Total Consumer Discretionary		6,006
CONSUMER STAPLES 11.2%		
Beverages 3.0%		
PepsiCo	26,300	2,091
		2,091
Food & Staples Retailing 2.1%		
Wal-Mart	19,910	1,473
		1,473
Food Products 2.4%		
Kellogg	8,900	522

Mondelez International	36,500	1,147
		1,669
Household Products 3.0%		
Procter & Gamble	27,640	2,089
		2,089
Personal Products 0.7%		
Avon	24,500	505
		505
Total Consumer Staples		7,827
ENERGY 5.1%		
Oil, Gas & Consumable Fuels 5.1%		
Apache	11,200	954
Concho Resources (1)	7,690	837
Hess	10,000	773
Phillips 66	7,000	405
Range Resources	8,000	607
Total Energy		3,576
FINANCIALS 16.3%		
Capital Markets 2.3%		
Invesco	30,820	983
TD Ameritrade Holding	24,500	642
		1,625
Commercial Banks 3.2%		
PNC Financial Services Group	8,870	643
U.S. Bancorp	44,190	1,616
		2,259
Diversified Financial Services 3.4%		
Citigroup	20,490	994

JPMorgan Chase	25,860	1,337
		2,331
Insurance 5.4%		
Marsh & McLennan	30,490	1,328
MetLife	16,030	752
Progressive	27,500	749
XL Group	29,080	896
		3,725
Real Estate Investment Trusts 2.0%		
American Tower, REIT	11,610	860
Weyerhaeuser, REIT	18,500	530
		1,390
Total Financials		11,330
HEALTH CARE 17.7%		
Biotechnology 1.8%		
Gilead Sciences (1)	20,200	1,269
		1,269
Health Care Equipment & Supplies 0.9%		
Covidien	10,565	644
		644
Health Care Providers & Services 3.9%		
Express Scripts Holding (1)	8,630	533
McKesson	9,410	1,208
UnitedHealth Group	13,730	983
		2,724
Life Sciences Tools & Services 3.6%		
Agilent Technologies	23,400	1,199
Thermo Fisher Scientific	13,840	1,275
		2,474

INFORMATION TECHNOLOGY 13.9%		
Communications Equipment 4.4%		
Cisco Systems	67,070	1,571
Juniper Networks (1)	27,500	546
QUALCOMM	13,990	942
		3,059
Computers & Peripherals 1.3%		
Apple	1,840	877
		877
Electronic Equipment, Instruments & Components 0.9%		
Trimble Navigation (1)	21,300	633
		633
Internet Software & Services 2.7%		
eBay (1)	10,500	586
Google, Class A (1)	1,497	1,311
		1,897
IT Services 1.6%		
MasterCard, Class A	885	595
Visa, Class A	2,700	516
		1,111
Semiconductor & Semiconductor Equipment 1.2%		
Altera	22,080	821
		821
Software 1.8%		
Oracle	25,100	832
Red Hat (1)	9,400	434
		1,266
Total Information Technology		9,664

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Large-Cap Core Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price U.S. Large-Cap Core Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On September 30, 2013, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values. There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $55,613,000. Net unrealized gain aggregated $14,230,000 at period-end, of which $14,387,000 related to appreciated investments and $157,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Large-Cap Core Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013